Debt - Long-term Debt (Detail) - USD ($) $ in Millions						3 Months Ended	12 Months Ended
	Apr. 30, 2019	Nov. 05, 2018	Oct. 12, 2018	Oct. 09, 2018	Mar. 14, 2018	Dec. 31, 2019	Sep. 30, 2019	May 16, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Debt Instrument [Line Items]
Total long-term debt, including the current portion						$ 2,988	$ 2,974			$ 2,819
5.625% Senior Secured Notes due 2022
Debt Instrument [Line Items]
Interest rate						5.625%	5.625%		5.625%	5.625%	5.625%
4.125% Senior Secured Notes due 2024
Debt Instrument [Line Items]
Interest rate						4.125%	4.125%		4.125%	4.125%	4.125%
4.875% Senior Secured Notes due 2024
Debt Instrument [Line Items]
Interest rate						4.875%	4.875%		4.875%	4.875%	4.875%
3.625% Senior Secured Notes due 2026
Debt Instrument [Line Items]
Interest rate						3.625%	3.625%		3.625%	3.625%	3.625%
5.500% Senior Notes due 2026
Debt Instrument [Line Items]
Interest rate							5.50%			5.50%	5.50%
Acquisition Corp. | Senior Term Loan Facility due 2023
Debt Instrument [Line Items]
Total long-term debt, including the current portion						$ 1,314	$ 1,313			$ 1,310
Due date of Senior Secured Notes						2023	2023
Acquisition Corp. | 5.625% Senior Secured Notes due 2022
Debt Instrument [Line Items]
Total long-term debt, including the current portion							$ 0	$ 221		246
Interest rate		5.625%		5.625%			5.625%
Due date of Senior Secured Notes	2022	2022					2022
Acquisition Corp. | 5.000% Senior Secured Notes due 2023
Debt Instrument [Line Items]
Total long-term debt, including the current portion						$ 298	$ 298			297
Interest rate						5.00%	5.00%
Due date of Senior Secured Notes						2023	2023
Acquisition Corp. | 4.125% Senior Secured Notes due 2024
Debt Instrument [Line Items]
Total long-term debt, including the current portion						$ 342	$ 336			399
Interest rate			4.125%	4.125%		4.125%	4.125%
Due date of Senior Secured Notes			2024			2024	2024
Acquisition Corp. | 4.875% Senior Secured Notes due 2024
Debt Instrument [Line Items]
Total long-term debt, including the current portion						$ 218	$ 218			247
Interest rate				4.875%		4.875%	4.875%
Due date of Senior Secured Notes				2024		2024	2024
Acquisition Corp. | 3.625% Senior Secured Notes due 2026
Debt Instrument [Line Items]
Total long-term debt, including the current portion						$ 495	$ 488			0
Interest rate	3.625%			3.625%		3.625%	3.625%
Due date of Senior Secured Notes	2026			2026		2026	2026
Acquisition Corp. | 5.500% Senior Notes due 2026
Debt Instrument [Line Items]
Total long-term debt, including the current portion						$ 321	$ 321			320
Interest rate					5.50%	5.50%	5.50%
Due date of Senior Secured Notes					2026	2026	2026
Acquisition Corp. | Revolving Credit Facility
Debt Instrument [Line Items]
Total long-term debt, including the current portion						$ 0	$ 0			$ 0